Capital Stock (Details Narrative)	1 Months Ended		12 Months Ended
	Nov. 30, 2016 USD ($) Number $ / shares shares	Jun. 15, 2015 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2019 $ / shares shares
Common stock; par value | $ / shares			$ 0.001	$ 0.001	$ 0.001
Common stock; shares authorized			75,000,000	75,000,000	75,000,000
Common stock; shares issued			5,080,000	5,080,000	5,080,000
Common stock; shares outstanding			5,080,000	5,080,000	5,080,000
Proceeds from issuance of common stock | $	$ 43,200			$ 43,200
Sale of stock and issued of common stock	1,080,000
Sale of stock and issued of common stock, per share | $ / shares	$ 0.04
Number of independent shareholders | Number	31
Director [Member]
Common stock; shares issued		4,000,000
Purchase price of common stock | $ / shares		$ 0.001
Proceeds from issuance of common stock | $		$ 4,000